Systematic Growth Fund Expense Example - Systematic Growth Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 997